Intangibles and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangibles and goodwill
Schedule of indefinite-lived intangible assets

		Option
	Above	for time
	market time	charter	Total
(in thousands of U.S. dollars)	charter	extension	Intangibles	Goodwill	Total
Historical cost December 31, 2018	$22,760	8,000	30,760	251	$31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2019	(13,903)	—	(13,903)	—	(13,903)
Intangibles and goodwill, December 31, 2019	8,857	8,000	16,857	251	17,108

Historical cost December 31, 2019	22,760	8,000	30,760	251	31,011
Additions	—	—	—	—	—
Historical cost December 31, 2020	22,760	8,000	30,760	251	31,011
Amortization for the year	(2,030)	(1,022)	(3,052)	—	(3,052)
Accumulated amortization, December 31, 2020	(15,933)	(1,022)	(16,955)	—	(16,955)
Intangibles and goodwill, December 31, 2020	$6,827	6,978	13,805	251	$14,056

Schedule of estimated future amortization expense

The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2021	$2,755
2022	2,755
2023	2,755
2024	2,762
2025	2,116
2026 and thereafter	$662